New standards and interpretations not yet effective	12 Months Ended
Dec. 31, 2018
Text block [abstract]
New standards and interpretations not yet effective

25 New standards and interpretations not yet effective

Certain new standards and amendments to standards are effective for annual periods beginning after January 1, 2019 and earlier application is permitted; however, the Company has not early adopted the following new or amended standards in preparing these consolidated financial statements.

25.1	IFRS 16 Leases

These standards change the recognition, measurement, presentation and disclosure of leases. It requires lessees to record all leases on the statement of financial position with exemptions available for low value and short-term leases. During 2018, the Company concluded the preparations for the new requirements in IFRS 16, except for technical discussions regarding the incremental discount rate and agricultural partnership contracts in joint ventures.

The Company leases various properties, equipment and cars. Rental contracts are typically made for fixed periods but may have extension options as described in below. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

i.	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
ii.	variable lease payment that are based on an index or a rate;
iii.	amounts expected to be payable by the lessee under residual value guarantees;
iv.	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
v.	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Company’s incremental borrowing rate.

Right-of-use assets are measured at cost comprising the following:

i.	the amount of the initial measurement of lease liability;
ii.	any lease payments made at or before the commencement date less any lease incentives received;
iii.	any initial direct costs, and;
iv.	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture.

Extension and termination options are included in a number of property and equipment leases across the Company. These terms are used to maximize operational flexibility in terms of managing contracts. The majority of extension and termination options held are exercisable only by the Company and not by the respective lessor.

To optimize lease costs during the contract period, the Company sometimes provides residual value guarantees in relation to equipment leases.

Impact on the statement of financial position (increase/(decrease)) as at January 1, 2019:

	Range
Assets
Right-of-use assets	1,100,000	to	1,200,000
Deferred income tax	40,000	to	50,000

	1,140,000		1,250,000
Liabilities
Leases	1,600,000	to	1,700,000
Equity	(460,000)		(450,000)

The Company has applied IFRS 16 using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The details of accounting policies are disclosed separately for each period.

The joint ventures Raízen Energia and Raízen Combustíveis recognized the lease liability and the right to use asset at the date of the initial application for leases previously classified as operating leases, retrospectively, with cumulative effect. These joint ventures used as a practical expedient the use of a single discount rate on the lease portfolio with similar characteristics. The initial measurement of lease liabilities and rights-of-use assets is estimated between R$ 4,000,000 and R$ 5,000,000 (R$ 2,000 to R$ 2,500 in the interest in earnings of joint ventures, respectively). There are still technical discussions that may have a significant impact on the initial effects of these jointly controlled companies, such as whether the agricultural partnership contracts are within the scope of the standard.

25.2	IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

Company is subject to examination by the tax authorities, with the five fiscal years open in general. The Company has audits in progress at various stages of completion, one of which may be completed within the next 12 months. However, December 31, 2018, the Company had no uncertainties regarding the treatment of income tax.

25.3	Amendments to IFRS 9: Prepayment Features with Negative Compensation

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of the event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.

The amendments should be applied retrospectively and are effective from January 1, 2019. These amendments have no impact on the consolidated financial statements of the Company.

25.4	Amendments to IAS 19: Plan Amendment, Curtailment or Settlement

The amendments to IAS 19 address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

i.

Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and

ii.

Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognized in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognized in other comprehensive income.

The amendments apply to plan amendments, curtailments, or settlements occurring on or after the beginning of the first annual reporting period that begins on or after January 1, 2019. These amendments will apply only to any future amendments, curtailments, or settlements of the Company.

25.5	Annual Improvements to IFRS Standards 2015-2017 Cycle

a)	IAS 12 Income Taxes

The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, the Company recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

The Company applies those amendments for annual reporting periods beginning on or after January 1, 2019. When the Company first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period. Since the Company’s current practice is in line with these amendments, the Company does not expect any effect on its consolidated financial statements.

b)	IAS 23 Borrowing Costs

The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all the activities necessary to prepare that asset for its intended use or sale are complete.

The Company applies those amendments for annual reporting periods beginning on or after January 1, 2019. Since the Company’s current practice is in line with these amendments, the Company does not expect any effect on its consolidated financial statements.

25.6	IFRS 17 Insurance Contracts

This standard introduces a new model for accounting for insurance contracts. IFRS 17 is effective for reporting periods beginning on or after January 1, 2021, with comparative figures required. Based on preliminary work we estimate the impact will be immaterial, we are in the process of reviewing our existing arrangements to determine the impact on adoption.

No other new accounting pronouncement issued or in force during the fiscal year had or should have a material impact on the financial statements.